Significant Transactions	9 Months Ended
Jul. 31, 2024
Significant Transactions [Abstract]
Significant Transactions
NOTE 8: SIGNIFICANT TRANSACTION
Acquisition of Cowen Inc.
On March 1, 2023, the Bank completed

the acquisition of Cowen Inc. (“Cowen”). The acquisition

advances the Wholesale Banking segment’s long-term

growth
strategy in the U.S. and adds complementary

products and services to the Bank’s existing

businesses. The results of the acquired

business have been
consolidated by the Bank from the closing date

and primarily reported in the Wholesale

Banking segment. Consideration included

$
1,500

million
(US$ 1,100

million) in cash for
100 % of Cowen’s common shares outstanding, $ 253

million (US$
186

million) for the settlement of Cowen’s Series A Preferred
Stock, and $ 205

million (US$
151

million) related to the replacement of

share-based payment awards.
The acquisition was accounted for as a business

combination under the purchase method.

The acquisition contributed $
10,793

million (US$
7,928

million) of
assets and $ 10,005

million (US$
7,351

million) of liabilities. The excess of accounting

consideration over the fair value of the

tangible net assets acquired was
allocated to intangible assets of $ 298

million (US$
219

million) net of taxes, and goodwill of $
872

million (US$
641

million). Goodwill is not deductible for tax
purposes.
The Bank plans to dispose of certain non-core

businesses that were acquired in connection

with the Cowen acquisition. These non-core

businesses are
disposal groups which meet the criteria

to be classified as held for sale and are measured

at the lower of their carrying amount and

fair value less costs to sell. The
assets and liabilities of these disposal groups

are recorded in Other assets and Other

liabilities, respectively, on the Interim Consolidated Balance Sheet.

During
the three months ended

January 31, 2024, the Bank disposed of

Cowen’s legacy prime brokerage and outsourced

trading business that was classified as

held for
sale. As at July 31, 2024, assets of $ 760

million (October 31, 2023 – $
1,958

million) and liabilities of $
331

million (October 31, 2023 – $
1,291

million) were
classified as held for sale.